Overview (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Components Of Fleet	Ardmore’s fleet as at December 31, 2018, comprised the following:

Vessel Name	Type	Dwt Tonnes	IMO	Built	Country	Flag	Specification
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-13	Korea	MI	Eco- design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-13	Korea	MI	Eco- design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-14	Korea	MI	Eco- design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-14	Korea	MI	Eco- design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-15	Korea	MI	Eco- design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-15	Korea	MI	Eco- design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-15	Korea	MI	Eco- design
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-15	Korea	MI	Eco- design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-13	Korea	MI	Eco- design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-13	Korea	MI	Eco- design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-13	Korea	MI	Eco- design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-14	Korea	MI	Eco- design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-14	Korea	MI	Eco- design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-14	Korea	MI	Eco- design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-14	Korea	MI	Eco- design
Ardmore Seafarer	Product/Chemical	45,744	3	Aug-04	Japan	MI	Eco-mod
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	MI	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	MI	Eco-mod
Ardmore Seamariner	Product/Chemical	45,726	3	Oct-06	Japan	MI	Eco-mod
Ardmore Sealeader	Product	47,463	—	Aug-08	Japan	MI	Eco-mod
Ardmore Sealifter	Product	47,472	—	Jul-08	Japan	MI	Eco-mod
Ardmore Sealancer	Product	47,451	—	Jun-08	Japan	MI	Eco-mod
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-15	Korea	MI	Eco- design
Ardmore Defender	Product/Chemical	37,791	2	Feb-15	Korea	MI	Eco- design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-15	Japan	MI	Eco- design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-15	Japan	MI	Eco- design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-15	Japan	MI	Eco- design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-15	Japan	MI	Eco- design
Total	28	1,250,019